Cover	Jun. 08, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to amend the Current Report on Form 8-K filed by Exponent, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on June 13, 2023 (the “Original Form 8-K”). The Original 8-K reported the final voting results of the Company’s 2023 Annual Meeting of Stockholders held on June 8, 2023 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future non-binding stockholder advisory votes to approve the compensation of the Company’s named executive officers (commonly referred to as a “Say-on-Pay” advisory vote). This Amendment does not amend, modify or supplement the Original Form 8-K in any other respect
Document Period End Date	Jun. 08, 2023
Entity File Number	0-18655
Entity Registrant Name	Exponent, Inc.
Entity Central Index Key	0000851520
Entity Tax Identification Number	77-0218904
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	149 Commonwealth Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	326-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EXPO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false